Debt - Additional Information (Detail) $ in Thousands		1 Months Ended	2 Months Ended		3 Months Ended	12 Months Ended
	Oct. 23, 2020 USD ($)	May 31, 2019 USD ($)	Oct. 23, 2020 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2021 USD ($) Tranche	Dec. 31, 2020 USD ($) Tranche	Dec. 31, 2019 USD ($)	Jan. 31, 2021 USD ($)
Gain (Loss) on Extinguishment of Debt						$ (199)	$ (916)
Term Loan [Member]
Term loan amount					$ 5,000	$ 5,000
Number of tranches | Tranche					2	2
Interest rate					6.25%	6.25%
Debt maturity date					Dec. 01, 2024	Dec. 01, 2024
Interest expense related term loan					$ 123	$ 138
Revolving Credit Facility [Member]
Revolving line of credit for credit extension					$ 5,000	$ 5,000		$ 1,000
Line of credit facility description					The revolving line of credit provides for a credit extension of up to $5,000 and bears interest at the greater of the prime rate plus 2% or 5.25% per annum, as long as the Company maintains an Adjusted Quick Ratio of 1.25. If the Adjusted Quick Ratio falls below 1.25, then the revolving line of credit bears interest at the greater of the prime rate plus 3% or 6.25% per annum.	The revolving line of credit provides for a credit extension of up to $5,000 and bears interest at the greater of the prime rate plus 2% or 5.25%per annum, as long as the Company maintains an Adjusted Quick Ratio of 1.25. If the Adjusted Quick Ratio falls below 1.25, then the revolving line of credit bears interest at the greater of the prime rate plus 3% or 6.25% per annum.
Line Of Credit Facility Expiration Date					Sep. 21, 2022	Sep. 21, 2022
Loan agreement eligible accounts receivable					The Company may only borrow up to 80% of eligible accounts receivable. In addition to this borrowing limit, under the terms of the agreement, the revolving line of credit may only be drawn if the Company adheres to certain conditions related to its accounts receivable. Eligible accounts receivable is defined in the loan agreement as accounts billed with aging 90 days or less.	The Company may only borrow up to 80% of eligible accounts receivable. In addition to this borrowing limit, under the terms of the agreement, the revolving line of credit may only be drawn if the Company adheres to certain conditions related to its accounts receivable. Eligible accounts receivable is defined in the loan agreement as accounts billed with aging 90 days or less.
Line Of Credit Facility Borrowing Capacity					$ 5,000	$ 5,000
Line of credit facility covenant minimum cash required to be maintained					$ 20,000	20,000
Interest rate for installment plan agreements					1.25%
Minimum cash balance to maintain revolving facility					$ 25,000
2019 Convertible Notes [Member]
Interest rate				5.00%
Debt maturity date				Feb. 21, 2021
Aggregate principal amount				$ 8,995
Holder's option to extend the maturity period				1 year
Gross proceeds						$ 50,000
Conversion Price						90.00%
Fair value of embedded derivative						$ 999
2020 Convertible Notes [Member]
Debt maturity date			Apr. 23, 2022
Aggregate principal amount	$ 50,000		$ 50,000
Conversion Price					80.00%	80.00%
Fair value of embedded derivative					$ 12,234	$ 12,234
Gain (Loss) on Extinguishment of Debt	$ 199
Principal and accrued interest to convertion into preferred stock					$ 650,000	$ 650,000
Prime Rate [Member] | Term Loan [Member]
Interest rate					3.00%	3.00%
Other Current Liabilities [Member] | Revolving Credit Facility [Member]
Line of credit outstanding					$ 53
Debt Instrument Period for First Six Month [Member] | 2020 Convertible Notes [Member]
Interest rate	5.00%		5.00%
Debt Instrument Period Following Six Months [Member] | 2020 Convertible Notes [Member]
Interest rate	7.00%		7.00%
Debt Instrument Period From Month 13 until Maturity [Member] | 2020 Convertible Notes [Member]
Interest rate	9.00%		9.00%
Minimum [Member] | 2019 Convertible Notes [Member]
Gross proceeds						$ 30,000
Maximum [Member] | 2019 Convertible Notes [Member]
Gross proceeds						50,000
Series B-1 Preferred Stock [Member] | 2019 Convertible Notes [Member]
Aggregate principal amount		$ 8,995
Accrued interest		74
Gain (Loss) on Extinguishment of Debt		$ (916)
Tranche One [Member] | Term Loan [Member]
Term loan amount					2,500	2,500
Tranche Two [Member] | Term Loan [Member]
Term loan amount					$ 2,500	$ 2,500